Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
15.	SUPPLEMENTAL CASH FLOW INFORMATION

	2012	2011
Net interest paid (received) in cash, included in operations	$4,151	$(1,994)
Taxes paid	3,182	2,746
Patents acquired under deferred financing arrangement	—	7,647